Income Tax - Income Tax Expense Recognized in Other Comprehensive Income (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax relating to components of other comprehensive income [abstract]
Related to remeasurement of defined benefit obligation	$ 422.1	$ (30.4)	$ 103.3
Related to unrealized gain/loss on investments in equity instruments at FVTOCI	0.6	9.4	91.8
Related to gain/loss on cash flow hedges			0.6
Deferred income tax benefit (expense)	$ 422.7	$ (21.0)	$ 195.7